Short-Term Borrowings (Details)			12 Months Ended
	May 09, 2023 CNY (¥)	Mar. 29, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 14, 2023 USD ($)	Oct. 30, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Jul. 05, 2023 CNY (¥)	Jul. 05, 2023 USD ($)	May 09, 2023 USD ($)	Mar. 29, 2023 USD ($)	Nov. 14, 2022 CNY (¥)	Nov. 14, 2022 USD ($)	Jun. 27, 2022 CNY (¥)	Jun. 27, 2022 USD ($)	Mar. 15, 2020 CNY (¥)
Short-Term Borrowings [Line Items]
Loans amount	¥ 2,000,000	¥ 5,000,000														$ 282,378	$ 705,945	¥ 10,000,000	$ 1,411,891
Term of interest rate	1 year	1 year
Loan agreement									¥ 5,000,000	$ 705,945	$ 1,000,000	¥ 3,000,000	$ 423,567	¥ 2,000,000	$ 282,378					¥ 2,000,000	$ 282,378	¥ 3,000,000
Interest rate			13.50%					13.50%						10.512%	10.512%					10.512%	10.512%
Wiithdraw amount			¥ 6,743,530					$ 952,113
Interest expenses			¥ 649,517	$ 91,705	¥ 483,727		¥ 343,544
Weighted average interest rate			4.93%		4.57%	4.57%	4.29%	4.93%
JYD WLKJ [Member]
Short-Term Borrowings [Line Items]
Interest rate		4.10%															4.10%
Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings [Line Items]
Interest rate	3.80%															3.80%
Repaid amount			¥ 700,000	98,832	¥ 200,000	$ 28,238
Outstanding amount			6,300,000	889,491
Industrial and Commercial Bank of China [Member]
Short-Term Borrowings [Line Items]
Interest rate																						4.65%
Shenzhen Futian Yinzuo Rural Bank [Member]
Short-Term Borrowings [Line Items]
Repaid amount			440,032	62,128
Bank of China Shenzhen Dongbu Branch [Member]
Short-Term Borrowings [Line Items]
Interest rate									3.60%	3.60%		3.75%	3.75%					4.34%	4.34%
Bank of Ningbo [Member]
Short-Term Borrowings [Line Items]
Interest rate											6.53%
Shenzhen Futian Yinzuo Rural Bank [Member]
Short-Term Borrowings [Line Items]
Outstanding amount			¥ 1,559,968	$ 220,250